AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

HIT's Impact In Boston Communities

MARCH 2026

Charlestown
9/10
26
Winthrop
East Boston
11
Cambridge
23
West End
North End
12
7
Beacon Hill
Downtown
Back Bay
8
29
41
Allston/Brighton
42
Fenway/ Kenmore
39/40
4
18
South End
South Boston
21
1
15
30
31
32
33
38
Mission Hill
34
35
36
37
25
5
14
6
Brookline
27
28
22
2
Roxbury
16
Jamaica Plain
Dorchester
43
17
24
Roslindale
West Roxbury
Mattapan
44
Quincy
3
13
19
Hyde Park
20

HIT Projects Since Inception (1984)*

	PROJECT	NEIGHBORHOOD	UNITS	AFFORDABLE

1	95 Saint	Mission Hill	115	15
2	225 Centre Street*	Jamaica Plain	103	35
3	Adams Square Assisted Living	Dorchester	100	100
4	Anna Bissonnette House	South End	41	40
5	Back of the Hill	Jamaica Plain	125	125
6	Bay View Residence	South Boston	67	67
7	Blackstone Apartments	Beacon Hill	145	145
8	Boston Back Bay Board & Care	Back Bay	85	85
9/10	Building 104**	Charlestown	46	9
11	Casa Maria Apartments	North End	85	85
12	Charlesview Apartments	Allston/Brighton	240	240
13	Cote Village	Mattapan	76	76
14	Dudley Municipal Center*	Roxbury	—	—
15	Flat 9 @ Whittier Street Apts.	Roxbury	119	107
16	Franklin Hill 1B	Dorchester	24	24
17	Franklin Park Apartments	Dorchester	220	220
18	Franklin Square Apartments	South End	193	193
19	Georgetowne Homes One	Hyde Park	601	601
20	Georgetowne Homes Two	Hyde Park	366	366
21	Hemenway Apartments	Mission Hill	183	183
22	Horizons Watermark*	Roxbury	—	—
23	Lowell Square/West End Place	West End	183	106
	PROJECT	NEIGHBORHOOD	UNITS	AFFORDABLE

24	Lucerne Gardens	Dorchester	48	48
25	Mary Ellen McCormack Bldg. A	South Boston	94	94
26	Maverick Landing	East Boston	92	71
27	Mildred Hailey 1A	Jamaica Plain	100	100
28	Mildred Hailey 1B	Jamaica Plain	123	123
29	Oak Street Terrace	Chinatown	88	88
30	Old Colony—Phase 1	South Boston	116	116
31	Old Colony—Phase 2A	South Boston	45	45
32	Old Colony—Phase 2B	South Boston	84	84
33	Old Colony—Phase 3A	South Boston	135	135
34	Old Colony—Phase 3B	South Boston	115	115
35	Old Colony—Phase 3C	South Boston	55	55
36	Old Colony—Phase 4	South Boston	104	104
37	Old Colony—Phase 5	South Boston	104	104
38	Old Colony—Phase 6	South Boston	89	89
39/40	Rollins Square**	South End	184	52
41	South Cove Manor	Chinatown	100	100
42	St. Botolph Apartments	Back Bay	132	132
43	The Carruth	Dorchester	116	74
44	Washington Beech	Roslindale	56	56
TOTAL			5,097	4,607

* Includes projects allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.

** 2 Investments

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.